UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 29, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Focused Growth
Opportunities Fund
Annual Report
February 29, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 29, 2024
Eaton Vance
Focused Growth Opportunities Fund

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Management’s Discussion of Fund Performance†

Economic and Market Conditions
As the 12-month period opened in March 2023, U.S. equities were in the midst of a market rally that would last through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result, IT -- one of the worst-performing sectors in 2022 -- became a standout sector during the period.
Meanwhile, earlier recession fears that had weighed on stock prices receded as investors came to view the U.S. economy as doing surprisingly well. However, from August through October 2023, the bond market gained momentum as investors feared the U.S. Federal Reserve (the Fed) might keep short-term interest rates higher for longer than previously anticipated and as longer-term bond rates rose sharply. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the closing months of 2023, investors again revised their expectations of how the Fed might react to shifting economic conditions. Encouraged by declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates during the first half of 2024.
In response, the U.S. stock market ended 2023 on a high note. The S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rose more than 9% in November, and more than 4% in December 2023. Unlike the equity rally during the first half of 2023 -- driven by a handful of large-cap technology-related stocks -- the year-end rally extended across a wider range of market capitalizations, with the small-cap Russell 2000® Index keeping pace with its large-cap brethren in November, and outperforming them in December.
While small-cap stocks lost some ground in January 2024, large-cap stocks continued to rally. February returns were even stronger, with small-cap stocks also making gains. Meanwhile, investors were encouraged by improved corporate earnings and the overall health of the U.S. economy, which produced GDP growth of 3.4% in the final quarter of 2023.
For the period as a whole, U.S. equity performance was strong. The S&P 500® Index returned 30.45%, the Dow Jones Industrial Average® returned 22.03%, the Nasdaq Composite Index returned 41.63%, and the Russell 2000® Index returned 10.05%.
Fund Performance
For the 12-month period ended February 29, 2024, Eaton Vance Focused Growth Opportunities Fund (the Fund) returned 51.23% for Class A shares at net asset value (NAV), outperforming its benchmark, the Russell 1000® Growth Index (the Index), which returned 45.93%.
On an individual stock basis, the largest contributors to Fund performance versus the Index during the period were overweight positions in NVIDIA Corp. (NVIDIA) and Uber Technologies, Inc. (Uber); not owning Index component Tesla, Inc. (Tesla); and an underweight position in Apple, Inc. (Apple).
The share price of semiconductor maker NVIDIA more than tripled during the period, lifted by increased demand for its high-end graphics processing units in the burgeoning artificial intelligence (AI) industry.
The share price of transportation company Uber more than doubled during the period as innovative product upgrades and increased user demand accelerated revenue growth and helped increase profitability.
Avoiding Tesla helped Index-relative performance as the electric vehicle maker’s stock price declined during the period. Tesla was dogged by falling demand for electric cars and increased competition from more established auto brands.
While hardware and software company Apple’s stock price rose significantly during the period, it underperformed the Index and detracted from returns versus the Index. Factors that weighed on Apple’s share price included relatively soft sales during its current product cycle, declining market share in China, and the perception that the company was lagging in AI product development.
On a sector basis, stock selections and underweight positions in the health care and consumer staples sectors, along with stock selections in the industrials and information technology sectors, contributed to Fund performance versus the Index during the period.
In contrast, the largest detractors from Fund performance relative to the Index were overweight positions in Aptiv Plc. (Aptiv) and Paycom Software, Inc. (Paycom), along with not owning Index component Broadcom, Inc. (Broadcom).
Shares in automotive technology supplier Aptiv declined in price as global auto demand slowed during the period.
The stock price of Paycom, a provider of cloud-based human resources management software, fell as the company experienced a decline in transaction volumes. Ironically, this was due to the success of Paycom’s BETI app, which allows company employees to manage their own payroll entries and reduces payroll errors. By period-end, Paycom was sold from the Fund.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Management’s Discussion of Fund Performance† — continued

The share price of semiconductor and software company Broadcom rose significantly during the period, boosted by strong sales in its AI microchip business and its purchase of software firm VMware. Both led to upward revisions of Broadcom’s projected earnings.
In a period of strong equity market performance, the Fund’s modest cash position also detracted from Index-relative performance.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Performance

Portfolio Manager(s) Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	03/07/2011	03/07/2011	51.23%	15.25%	13.55%
Class A with 5.25% Maximum Sales Charge	—	—	43.30	14.02	12.94
Class C at NAV	03/07/2011	03/07/2011	50.14	14.40	12.87
Class C with 1% Maximum Deferred Sales Charge	—	—	49.14	14.40	12.87
Class I at NAV	03/07/2011	03/07/2011	51.63	15.54	13.83

Russell 1000® Growth Index	—	—	45.93%	18.75%	15.65%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.09%	1.84%	0.84%
Net	1.05	1.80	0.80
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	02/28/2014	$33,585	N.A.
Class I, at minimum investment	$1,000,000	02/28/2014	$3,655,773	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	10.4%
NVIDIA Corp.	9.8
Amazon.com, Inc.	7.2
Apple, Inc.	6.7
Alphabet, Inc., Class C	6.2
Meta Platforms, Inc., Class A	4.3
Intuit, Inc.	3.6
Eli Lilly & Co.	3.3
TJX Cos., Inc.	3.1
Uber Technologies, Inc.	2.9
Total	57.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks.

6

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,197.20	$5.74**	1.05%
Class C	$1,000.00	$1,193.20	$9.82**	1.80%
Class I	$1,000.00	$1,198.70	$4.37**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.64	$5.27**	1.05%
Class C	$1,000.00	$1,015.91	$9.02**	1.80%
Class I	$1,000.00	$1,020.89	$4.02**	0.80%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
7

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Portfolio of Investments

Common Stocks — 98.8%
Security	Shares	Value
Automobile Components — 1.3%
Aptiv PLC(1)	30,052	$ 2,388,834
		$ 2,388,834
Biotechnology — 1.3%
AbbVie, Inc.	13,718	$ 2,415,054
		$ 2,415,054
Broadline Retail — 7.2%
Amazon.com, Inc.(1)	77,025	$ 13,614,939
		$ 13,614,939
Capital Markets — 3.6%
S&P Global, Inc.	7,898	$ 3,383,345
Tradeweb Markets, Inc., Class A	32,169	3,404,124
		$ 6,787,469
Commercial Services & Supplies — 2.5%
Copart, Inc.(1)	34,150	$ 1,815,072
Waste Connections, Inc.	18,188	3,027,211
		$ 4,842,283
Consumer Staples Distribution & Retail — 3.9%
Costco Wholesale Corp.	5,851	$ 4,352,500
Walmart, Inc.	53,142	3,114,653
		$ 7,467,153
Electrical Equipment — 2.0%
AMETEK, Inc.	21,335	$ 3,844,140
		$ 3,844,140
Entertainment — 2.9%
Netflix, Inc.(1)	9,083	$ 5,476,322
		$ 5,476,322
Financial Services — 1.6%
Shift4 Payments, Inc., Class A (1)	18,090	$ 1,487,360
Visa, Inc., Class A	5,726	1,618,396
		$ 3,105,756
Security	Shares	Value
Ground Transportation — 2.9%
Uber Technologies, Inc.(1)	70,445	$ 5,600,378
		$ 5,600,378
Health Care Equipment & Supplies — 2.5%
Intuitive Surgical, Inc.(1)	8,064	$ 3,109,478
Stryker Corp.	4,710	1,644,120
		$ 4,753,598
Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	5,376	$ 2,653,594
		$ 2,653,594
Interactive Media & Services — 10.5%
Alphabet, Inc., Class C (1)	84,569	$ 11,821,055
Meta Platforms, Inc., Class A	16,778	8,223,401
		$ 20,044,456
IT Services — 2.1%
Accenture PLC, Class A	10,500	$ 3,935,190
		$ 3,935,190
Life Sciences Tools & Services — 1.6%
Illumina, Inc.(1)	7,658	$ 1,070,818
Thermo Fisher Scientific, Inc.	3,335	1,901,550
		$ 2,972,368
Pharmaceuticals — 3.3%
Eli Lilly & Co.	8,332	$ 6,279,662
		$ 6,279,662
Professional Services — 1.7%
TransUnion	42,183	$ 3,274,666
		$ 3,274,666
Real Estate Management & Development — 0.6%
CoStar Group, Inc.(1)	12,285	$ 1,069,164
		$ 1,069,164
Semiconductors & Semiconductor Equipment — 13.9%
Analog Devices, Inc.	17,301	$ 3,318,678
Lam Research Corp.	4,804	4,507,353
NVIDIA Corp.	23,634	18,697,330
		$ 26,523,361

8
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Portfolio of Investments — continued

Security	Shares	Value
Software — 20.5%
Adobe, Inc.(1)	9,085	$ 5,090,144
Autodesk, Inc.(1)	9,695	2,502,958
Fair Isaac Corp.(1)	1,988	2,524,581
Fortinet, Inc.(1)	32,151	2,221,955
Intuit, Inc.	10,454	6,929,852
Microsoft Corp.	47,712	19,735,592
		$ 39,005,082
Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	9,706	$ 1,990,701
TJX Cos., Inc.	59,818	5,930,356
		$ 7,921,057
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	70,482	$ 12,739,622
		$ 12,739,622
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	11,119	$ 1,155,598
		$ 1,155,598
Total Common Stocks (identified cost $92,597,532)		$187,869,746

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	2,434,718	$ 2,434,718
Total Short-Term Investments (identified cost $2,434,718)		$ 2,434,718
Total Investments — 100.1% (identified cost $95,032,250)		$190,304,464
Other Assets, Less Liabilities — (0.1)%		$ (222,718)
Net Assets — 100.0%		$190,081,746
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 29, 2024.
9
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Statement of Assets and Liabilities

February 29, 2024
Assets
Unaffiliated investments, at value (identified cost $92,597,532)	$ 187,869,746
Affiliated investments, at value (identified cost $2,434,718)	2,434,718
Dividends receivable	98,736
Dividends receivable from affiliated investments	8,340
Receivable for investments sold	951,423
Receivable for Fund shares sold	259,437
Tax reclaims receivable	11,655
Receivable from affiliates	11,381
Trustees' deferred compensation plan	14,929
Total assets	$191,660,365
Liabilities
Payable for investments purchased	$ 1,071,435
Payable for Fund shares redeemed	288,393
Payable to affiliates:
Investment adviser and administration fee	95,311
Distribution and service fees	12,838
Trustees' deferred compensation plan	14,929
Accrued expenses	95,713
Total liabilities	$ 1,578,619
Net Assets	$190,081,746
Sources of Net Assets
Paid-in capital	$ 94,059,506
Distributable earnings	96,022,240
Net Assets	$190,081,746
Class A Shares
Net Assets	$ 31,800,634
Shares Outstanding	1,331,196
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.89
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 25.21
Class C Shares
Net Assets	$ 8,409,677
Shares Outstanding	415,821
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 20.22
Class I Shares
Net Assets	$ 149,871,435
Shares Outstanding	6,008,647
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.94
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Statement of Operations

Year Ended
February 29, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $2,947)	$ 966,977
Dividend income from affiliated investments	101,986
Total investment income	$ 1,068,963
Expenses
Investment adviser and administration fee	$ 1,018,715
Distribution and service fees:
Class A	65,940
Class C	82,292
Trustees’ fees and expenses	10,939
Custodian fee	48,751
Transfer and dividend disbursing agent fees	80,372
Legal and accounting services	48,440
Printing and postage	13,250
Registration fees	52,703
ReFlow liquidity program fees	25,762
Miscellaneous	14,974
Total expenses	$ 1,462,138
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 23,983
Total expense reductions	$ 23,983
Net expenses	$ 1,438,155
Net investment loss	$ (369,192)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 16,529,006(1)
Foreign currency transactions	(3)
Net realized gain	$16,529,003
Change in unrealized appreciation (depreciation):
Investments	$ 48,975,346
Net change in unrealized appreciation (depreciation)	$48,975,346
Net realized and unrealized gain	$65,504,349
Net increase in net assets from operations	$65,135,157
(1)	Includes $9,318,945 of net realized gains from redemptions in-kind.
11
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Statements of Changes in Net Assets

	Year Ended February 29, 2024	Year Ended February 28, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (369,192)	$ (137,770)
Net realized gain	16,529,003 (1)	1,367,489 (2)
Net change in unrealized appreciation (depreciation)	48,975,346	(39,462,414)
Net increase (decrease) in net assets from operations	$ 65,135,157	$ (38,232,695)
Distributions to shareholders:
Class A	$ (783,459)	$ (7,723,819)
Class C	(275,331)	(2,513,278)
Class I	(3,615,982)	(22,822,443)
Total distributions to shareholders	$ (4,674,772)	$ (33,059,540)
Transactions in shares of beneficial interest:
Class A	$ (3,739,430)	$ (2,163,518)
Class C	(2,914,278)	(1,955,020)
Class I	16,022,943	(7,774,828)
Net increase (decrease) in net assets from Fund share transactions	$ 9,369,235	$ (11,893,366)
Net increase (decrease) in net assets	$ 69,829,620	$ (83,185,601)
Net Assets
At beginning of year	$ 120,252,126	$ 203,437,727
At end of year	$190,081,746	$120,252,126
(1)	Includes $9,318,945 of net realized gains from redemptions in-kind.
(2)	Includes $1,431,830 of net realized gains from redemptions in-kind.
12
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Financial Highlights

	Class A
	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
		2023	2022	2021
Net asset value — Beginning of year	$ 16.26	$ 26.40	$ 31.15	$ 21.70	$ 21.51
Income (Loss) From Operations
Net investment loss(1)	$ (0.08)	$ (0.04)	$ (0.09)	$ (0.10)	$ (0.05)
Net realized and unrealized gain (loss)	8.32	(4.85)	0.36	12.26	1.43
Total income (loss) from operations	$ 8.24	$ (4.89)	$ 0.27	$ 12.16	$ 1.38
Less Distributions
From net realized gain	$ (0.61)	$ (5.25)	$ (5.02)	$ (2.71)	$ (1.19)
Total distributions	$ (0.61)	$ (5.25)	$ (5.02)	$ (2.71)	$ (1.19)
Net asset value — End of year	$ 23.89	$ 16.26	$ 26.40	$ 31.15	$ 21.70
Total Return(2)	51.23%	(18.71)%	(0.97)%	57.19%	6.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,801	$25,228	$43,385	$48,290	$35,678
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.09%	1.09%	1.01%	1.03%	1.03%
Net expenses	1.07% (4)	1.09% (4)	1.01%	1.03%	1.03%
Net investment loss	(0.39)%	(0.21)%	(0.28)%	(0.38)%	(0.23)%
Portfolio Turnover	26%	30%	39%	59%	73%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 29, 2024 and February 28, 2023).
13
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Financial Highlights — continued

	Class C
	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
		2023	2022	2021
Net asset value — Beginning of year	$ 13.94	$ 23.72	$ 28.48	$ 20.15	$ 20.20
Income (Loss) From Operations
Net investment loss(1)	$ (0.19)	$ (0.18)	$ (0.30)	$ (0.28)	$ (0.20)
Net realized and unrealized gain (loss)	7.08	(4.35)	0.38	11.32	1.34
Total income (loss) from operations	$ 6.89	$ (4.53)	$ 0.08	$ 11.04	$ 1.14
Less Distributions
From net realized gain	$ (0.61)	$ (5.25)	$ (4.84)	$ (2.71)	$ (1.19)
Total distributions	$ (0.61)	$ (5.25)	$ (4.84)	$ (2.71)	$ (1.19)
Net asset value — End of year	$20.22	$ 13.94	$ 23.72	$ 28.48	$ 20.15
Total Return(2)	50.14%	(19.34)%	(1.68)%	56.00%	5.56%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 8,410	$ 8,250	$15,700	$19,242	$15,532
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.84%	1.84%	1.76%	1.78%	1.78%
Net expenses	1.82% (4)	1.84% (4)	1.76%	1.78%	1.78%
Net investment loss	(1.14)%	(0.96)%	(1.03)%	(1.13)%	(0.98)%
Portfolio Turnover	26%	30%	39%	59%	73%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 29, 2024 and February 28, 2023).
14
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Financial Highlights — continued

	Class I
	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
		2023	2022	2021
Net asset value — Beginning of year	$ 16.91	$ 27.15	$ 31.88	$ 22.12	$ 21.84
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.03)	$ 0.01	$ (0.01)	$ (0.03)	$ 0.01
Net realized and unrealized gain (loss)	8.67	(5.00)	0.37	12.50	1.46
Total income (loss) from operations	$ 8.64	$ (4.99)	$ 0.36	$ 12.47	$ 1.47
Less Distributions
From net investment income	$ —	$ —	$ (0.06)	$ —	$ —
From net realized gain	(0.61)	(5.25)	(5.03)	(2.71)	(1.19)
Total distributions	$ (0.61)	$ (5.25)	$ (5.09)	$ (2.71)	$ (1.19)
Net asset value — End of year	$ 24.94	$ 16.91	$ 27.15	$ 31.88	$ 22.12
Total Return(2)	51.63%	(18.56)%	(0.68)%	57.52%	6.67%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$149,871	$86,774	$144,352	$258,365	$200,167
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.84%	0.84%	0.76%	0.78%	0.78%
Net expenses	0.82% (4)	0.84% (4)	0.76%	0.78%	0.78%
Net investment income (loss)	(0.14)%	0.04%	(0.03)%	(0.13)%	0.02%
Portfolio Turnover	26%	30%	39%	59%	73%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 29, 2024 and February 28, 2023).
15
See Notes to Financial Statements.

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Focused Growth Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 29, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
16

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Notes to Financial Statements — continued

H   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended February 29, 2024 and February 28, 2023 was as follows:
	Year Ended February 29, 2024	Year Ended February 28, 2023
Ordinary income	$ —	$ 1,223,074
Long-term capital gains	$4,674,772	$31,836,466
During the year ended February 29, 2024, distributable earnings was decreased by $9,330,740 and paid-in capital was increased by $9,330,740 due to the Fund's use of equalization accounting and differences between book and tax accounting, primarily for net operating losses and redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder's portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of February 29, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 1,022,796
Late year ordinary losses	(107,408)
Net unrealized appreciation	95,106,852
Distributable earnings	$96,022,240
At February 29, 2024, the Fund had a late year ordinary loss of $107,408 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$95,197,612
Gross unrealized appreciation	$ 95,174,794
Gross unrealized depreciation	(67,942)
Net unrealized appreciation	$95,106,852
17

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
For the year ended February 29, 2024, the investment adviser and administration fee amounted to $1,018,715 or 0.65% of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended February 29, 2024, the investment adviser and administration fee paid was reduced by $2,884 relating to the Fund’s investment in the Liquidity Fund.
Effective July 1, 2023, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2024. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $21,099 of the Fund's operating expenses for the year ended February 29, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 29, 2024, EVM earned $16,627 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,704 as its portion of the sales charge on sales of Class A shares for the year ended February 29, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 29, 2024 amounted to $65,940 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 29, 2024, the Fund paid or accrued to EVD $61,719 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 29, 2024 amounted to $20,573 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
18

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 29, 2024, the Fund was informed that EVD received $1,080 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $56,893,384 and $41,076,680, respectively, for the year ended February 29, 2024. In-kind sales for the year ended February 29, 2024 aggregated $13,359,451.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on February 7, 2023. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended February 29, 2024		Year Ended February 28, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	215,846	$ 4,288,836	300,426	$ 5,930,047
Issued to shareholders electing to receive payments of distributions in Fund shares	35,350	732,816	447,824	7,348,785
Redemptions	(471,607)	(8,761,082)	(839,797)	(15,442,350)
Net decrease	(220,411)	$ (3,739,430)	(91,547)	$ (2,163,518)
Class C
Sales	74,127	$ 1,269,304	20,215	$ 373,837
Issued to shareholders electing to receive payments of distributions in Fund shares	15,601	274,266	178,125	2,509,775
Redemptions	(265,717)	(4,457,848)	(268,460)	(4,838,632)
Net decrease	(175,989)	$ (2,914,278)	(70,120)	$ (1,955,020)
Class I
Sales	2,717,369	$ 52,827,394	1,092,929	$ 23,894,952
Issued to shareholders electing to receive payments of distributions in Fund shares	165,182	3,574,535	1,333,971	22,757,552
Redemptions	(2,004,061)	(40,378,986)	(2,614,388)	(54,427,332)
Net increase (decrease)	878,490	$ 16,022,943	(187,488)	$ (7,774,828)
At February 29, 2024, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 40.8% of the value of the outstanding shares of the Fund.
19

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 29, 2024.
9  Affiliated  Investments
At February 29, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,434,718, which represents 1.3% of the Fund's net assets. Transactions in such investments by the Fund for the year ended February 29, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$436,876	$33,444,968	$(31,447,126)	$ —	$ —	$2,434,718	$101,986	2,434,718
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 29, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 187,869,746*	$ —	$ —	$ 187,869,746
Short-Term Investments	2,434,718	—	—	2,434,718
Total Investments	$ 190,304,464	$ —	$ —	$190,304,464
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
20

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 29, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
21

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended February 29, 2024, the Fund designates approximately $959,900, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2024, $6,033,418 or, if subsequently determined to be different, the net capital gain of such year.
22

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Management and Organization

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
23

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management `Classic' (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
24

Eaton Vance
Focused Growth Opportunities Fund
February 29, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn't jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
28

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300    2.29.24

Eaton Vance
Focused Value Opportunities Fund
Annual Report
February 29, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 29, 2024
Eaton Vance
Focused Value Opportunities Fund

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Management’s Discussion of Fund Performance†

Economic and Market Conditions
As the 12-month period opened in March 2023, U.S. equities were in the midst of a market rally that would last through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result, IT -- one of the worst-performing sectors in 2022 -- became a standout sector during the period.
Meanwhile, earlier recession fears that had weighed on stock prices receded as investors came to view the U.S. economy as doing surprisingly well. However, from August through October 2023, the bond market gained momentum as investors feared the U.S. Federal Reserve (the Fed) might keep short-term interest rates higher for longer than previously anticipated and as longer-term bond rates rose sharply. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the closing months of 2023, investors again revised their expectations of how the Fed might react to shifting economic conditions. Encouraged by declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates during the first half of 2024.
In response, the U.S. stock market ended 2023 on a high note. The S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rose more than 9% in November, and more than 4% in December 2023. Unlike the equity rally during the first half of 2023 -- driven by a handful of large-cap technology-related stocks -- the year-end rally extended across a wider range of market capitalizations, with the small-cap Russell 2000® Index keeping pace with its large-cap brethren in November, and outperforming them in December.
While small-cap stocks lost some ground in January 2024, large-cap stocks continued to rally. February returns were even stronger, with small-cap stocks also making gains. Meanwhile, investors were encouraged by improved corporate earnings and the overall health of the U.S. economy, which produced GDP growth of 3.4% in the final quarter of 2023.
For the period as a whole, U.S. equity performance was strong. The S&P 500® Index returned 30.45%, the Dow Jones Industrial Average® returned 22.03%, the Nasdaq Composite Index returned 41.63%, and the Russell 2000® Index returned 10.05%.
Fund Performance
For the 12-month period ended February 29, 2024, Eaton Vance Focused Value Opportunities Fund (the Fund) returned 8.38% for Class A shares at net asset value (NAV), underperforming its benchmark, the Russell 1000® Value Index (the Index), which returned 14.01%.
On an individual stock basis, the largest detractors from Fund performance versus the Index during the period were overweight positions in FMC Corp. (FMC) and Mid-America Apartment Communities, Inc. (Mid-America), and not owning Index component Meta Platforms, Inc. (Meta).
The share price of agricultural chemical producer FMC declined during the period, weighed down by increasing global drought conditions, a patent issue involving one of FMC’s insecticides, and excess inventory across the agricultural chemical industry. By period-end, FMC was sold from the Fund.
A glut of new apartment supply and falling rental rates caused the share price of Mid-America, a real estate investment trust that develops and manages apartment complexes, to decline during the period.
The stock price of Meta -- the social media giant behind Facebook, Instagram, and Messenger -- more than doubled during the period as its advertising revenues rebounded on improved ad targeting. Meta’s profit margins also exceeded expectations due to a decrease in spending on longer-term initiatives. However, the Fund did not own Meta due to concerns its stock was priced above its fair market value, as well as questions over the sustainability of Meta’s earnings.
On a sector basis, stock selections in the industrials sector; stock selections and an overweight position in the real estate sector; and stock selections and an underweight position in the financials sector all detracted from Fund performance versus the Index during the period.
In contrast, the largest contributors to Fund performance relative to the Index on an individual stock basis were overweight positions in Micron Technology, Inc. (Micron) and Alphabet, Inc. (Alphabet).
Following a year of working through excess inventory, Micron’s shares performed strongly amid investor enthusiasm for companies poised to benefit from the burgeoning artificial intelligence (AI) industry. A slate of new products provided an additional boost for Micron’s stock price during the period.
The share price of Alphabet -- Google’s parent company -- rose amid accelerating growth across its business divisions and a significant improvement in profit margins. An additional tailwind for Alphabet’s stock price was investor excitement over AI during a period when the company focused on incorporating AI into its products and internal processes.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Management’s Discussion of Fund Performance† — continued

On a sector basis, stock selections and an underweight position in the energy sector, as well as Fund positioning in the information technology sector, contributed to Fund performance versus the Index during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Performance

Portfolio Manager(s) Aaron S. Dunn, CFA and Bradley Galko, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	03/07/2011	03/07/2011	8.38%	9.62%	8.81%
Class A with 5.25% Maximum Sales Charge	—	—	2.70	8.44	8.22
Class C at NAV	03/07/2011	03/07/2011	7.53	8.80	8.17
Class C with 1% Maximum Deferred Sales Charge	—	—	6.53	8.80	8.17
Class I at NAV	03/07/2011	03/07/2011	8.67	9.89	9.08

Russell 1000® Value Index	—	—	14.01%	9.37%	8.73%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.04%	1.79%	0.79%
Net	0.99	1.74	0.74
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	02/28/2014	$21,944	N.A.
Class I, at minimum investment	$1,000,000	02/28/2014	$2,387,447	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Wells Fargo & Co.	4.1%
Chevron Corp.	3.9
Micron Technology, Inc.	3.8
Charles Schwab Corp.	3.8
Thermo Fisher Scientific, Inc.	3.7
Walt Disney Co.	3.6
Reinsurance Group of America, Inc.	3.5
BJ's Wholesale Club Holdings, Inc.	3.4
Zebra Technologies Corp., Class A	3.4
Constellation Brands, Inc., Class A	3.3
Total	36.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks.

6

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,060.30	$5.07**	0.99%
Class C	$1,000.00	$1,056.00	$8.89**	1.74%
Class I	$1,000.00	$1,061.60	$3.79**	0.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.94	$4.97**	0.99%
Class C	$1,000.00	$1,016.21	$8.72**	1.74%
Class I	$1,000.00	$1,021.18	$3.72**	0.74%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
7

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Portfolio of Investments

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 3.0%
Huntington Ingalls Industries, Inc.	27,643	$ 8,061,252
		$ 8,061,252
Banks — 4.1%
Wells Fargo & Co.	200,055	$ 11,121,057
		$ 11,121,057
Beverages — 3.3%
Constellation Brands, Inc., Class A	35,942	$ 8,932,306
		$ 8,932,306
Biotechnology — 3.1%
AbbVie, Inc.	46,976	$ 8,270,125
		$ 8,270,125
Building Products — 3.1%
Johnson Controls International PLC	138,976	$ 8,237,108
		$ 8,237,108
Capital Markets — 6.5%
Charles Schwab Corp.	153,887	$ 10,276,574
Interactive Brokers Group, Inc., Class A	65,679	7,140,621
		$ 17,417,195
Consumer Staples Distribution & Retail — 6.5%
BJ's Wholesale Club Holdings, Inc. (1)	127,845	$ 9,337,799
Dollar Tree, Inc. (1)	56,322	8,261,311
		$ 17,599,110
Containers & Packaging — 3.0%
Ball Corp.	125,684	$ 8,046,290
		$ 8,046,290
Electric Utilities — 2.8%
NextEra Energy, Inc.	135,748	$ 7,491,932
		$ 7,491,932
Electronic Equipment, Instruments & Components — 3.4%
Zebra Technologies Corp., Class A (1)	32,809	$ 9,169,459
		$ 9,169,459
Security	Shares	Value
Entertainment — 3.6%
Walt Disney Co.	86,773	$ 9,682,131
		$ 9,682,131
Food Products — 1.8%
Hershey Co.	25,159	$ 4,727,879
		$ 4,727,879
Health Care Providers & Services — 1.9%
Humana, Inc.	14,657	$ 5,134,640
		$ 5,134,640
Household Products — 2.1%
Clorox Co.	36,923	$ 5,660,665
		$ 5,660,665
Industrial Conglomerates — 2.2%
3M Co.	64,682	$ 5,958,506
		$ 5,958,506
Insurance — 6.3%
American International Group, Inc.	102,072	$ 7,440,028
Reinsurance Group of America, Inc.	53,607	9,480,398
		$ 16,920,426
Interactive Media & Services — 1.9%
Alphabet, Inc., Class A (1)	37,750	$ 5,226,865
		$ 5,226,865
Leisure Products — 3.0%
Hasbro, Inc.	160,150	$ 8,053,943
		$ 8,053,943
Life Sciences Tools & Services — 3.7%
Thermo Fisher Scientific, Inc.	17,645	$ 10,060,826
		$ 10,060,826
Machinery — 2.9%
Westinghouse Air Brake Technologies Corp.	55,591	$ 7,854,452
		$ 7,854,452
Metals & Mining — 2.1%
Alcoa Corp.	212,322	$ 5,777,282
		$ 5,777,282

8
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Portfolio of Investments — continued

Security	Shares	Value
Multi-Utilities — 2.7%
CMS Energy Corp.	124,559	$ 7,145,950
		$ 7,145,950
Oil, Gas & Consumable Fuels — 6.5%
Chevron Corp.	68,470	$ 10,408,125
ConocoPhillips	62,748	7,061,660
		$ 17,469,785
Pharmaceuticals — 5.5%
Sanofi SA ADR	137,668	$ 6,587,414
Zoetis, Inc.	41,297	8,190,434
		$ 14,777,848
Professional Services — 2.6%
Robert Half, Inc.	88,513	$ 7,116,445
		$ 7,116,445
Residential REITs — 5.2%
Invitation Homes, Inc.	204,020	$ 6,950,961
Mid-America Apartment Communities, Inc.	56,122	7,053,413
		$ 14,004,374
Semiconductors & Semiconductor Equipment — 6.4%
Micron Technology, Inc.	113,914	$ 10,321,748
ON Semiconductor Corp. (1)	88,973	7,021,749
		$ 17,343,497
Total Common Stocks (identified cost $225,121,309)		$267,261,348

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	3,227,553	$ 3,227,553
Total Short-Term Investments (identified cost $3,227,553)		$ 3,227,553
Total Investments — 100.4% (identified cost $228,348,862)		$270,488,901
Other Assets, Less Liabilities — (0.4)%		$ (1,152,999)
Net Assets — 100.0%		$269,335,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 29, 2024.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

9
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Statement of Assets and Liabilities

February 29, 2024
Assets
Unaffiliated investments, at value (identified cost $225,121,309)	$ 267,261,348
Affiliated investments, at value (identified cost $3,227,553)	3,227,553
Dividends receivable	559,148
Dividends receivable from affiliated investments	8,671
Receivable for investments sold	720,248
Receivable for Fund shares sold	128,438
Receivable from affiliates	3,811
Trustees' deferred compensation plan	9,730
Total assets	$271,918,947
Liabilities
Payable for investments purchased	$ 1,786,922
Payable for Fund shares redeemed	511,684
Payable to affiliates:
Investment adviser and administration fee	136,153
Distribution and service fees	8,062
Trustees' deferred compensation plan	9,730
Accrued expenses	130,494
Total liabilities	$ 2,583,045
Net Assets	$269,335,902
Sources of Net Assets
Paid-in capital	$ 225,209,469
Distributable earnings	44,126,433
Net Assets	$269,335,902
Class A Shares
Net Assets	$ 15,920,851
Shares Outstanding	835,441
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.06
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 20.12
Class C Shares
Net Assets	$ 6,263,584
Shares Outstanding	339,598
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 18.44
Class I Shares
Net Assets	$ 247,151,467
Shares Outstanding	12,899,291
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.16
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Statement of Operations

Year Ended
February 29, 2024
Investment Income
Dividend income	$ 5,617,089
Dividend income from affiliated investments	140,931
Total investment income	$ 5,758,020
Expenses
Investment adviser and administration fee	$ 1,761,135
Distribution and service fees:
Class A	42,697
Class C	62,669
Trustees’ fees and expenses	18,048
Custodian fee	71,458
Transfer and dividend disbursing agent fees	156,603
Legal and accounting services	50,851
Printing and postage	22,115
Registration fees	52,305
Miscellaneous	22,620
Total expenses	$ 2,260,501
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 147,799
Total expense reductions	$ 147,799
Net expenses	$ 2,112,702
Net investment income	$ 3,645,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 5,118,733
Net realized gain	$ 5,118,733
Change in unrealized appreciation (depreciation):
Investments	$ 13,862,486
Net change in unrealized appreciation (depreciation)	$13,862,486
Net realized and unrealized gain	$18,981,219
Net increase in net assets from operations	$22,626,537
11
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Statements of Changes in Net Assets

	Year Ended February 29, 2024	Year Ended February 28, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,645,318	$ 3,120,609
Net realized gain	5,118,733	7,129,494
Net change in unrealized appreciation (depreciation)	13,862,486	(17,541,050)
Net increase (decrease) in net assets from operations	$ 22,626,537	$ (7,290,947)
Distributions to shareholders:
Class A	$ (457,473)	$ (643,504)
Class C	(126,348)	(234,762)
Class I	(7,243,058)	(9,963,718)
Total distributions to shareholders	$ (7,826,879)	$ (10,841,984)
Transactions in shares of beneficial interest:
Class A	$ (3,504,842)	$ (2,420,664)
Class C	(881,725)	1,744,258
Class I	(26,153,953)	28,536,859
Net increase (decrease) in net assets from Fund share transactions	$ (30,540,520)	$ 27,860,453
Net increase (decrease) in net assets	$ (15,740,862)	$ 9,727,522
Net Assets
At beginning of year	$ 285,076,764	$ 275,349,242
At end of year	$269,335,902	$285,076,764
12
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Financial Highlights

	Class A
	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
		2023	2022	2021
Net asset value — Beginning of year	$ 18.08	$ 19.40	$ 18.07	$ 15.22	$ 15.14
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.19	$ 0.19	$ 0.19	$ 0.23
Net realized and unrealized gain (loss)	1.28	(0.82)	3.01	3.15	0.49 (2)
Total income (loss) from operations	$ 1.48	$ (0.63)	$ 3.20	$ 3.34	$ 0.72
Less Distributions
From net investment income	$ (0.17)	$ (0.13)	$ (0.20)	$ (0.14)	$ (0.14)
From net realized gain	(0.33)	(0.56)	(1.67)	(0.35)	(0.50)
Total distributions	$ (0.50)	$ (0.69)	$ (1.87)	$ (0.49)	$ (0.64)
Net asset value — End of year	$ 19.06	$ 18.08	$ 19.40	$ 18.07	$ 15.22
Total Return(3)	8.38%	(3.30)%	18.11%	22.49%	4.44%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,921	$18,635	$22,658	$12,136	$12,899
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.04%	1.06%	1.07%	1.11%	1.14%
Net expenses	0.99% (5)	1.01% (5)	1.05%	1.05%	1.05%
Net investment income	1.13%	1.01%	0.92%	1.25%	1.36%
Portfolio Turnover	97%	113%	87%	120%	109%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 29, 2024 and February 28, 2023).
13
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Financial Highlights — continued

	Class C
	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
		2023	2022	2021
Net asset value — Beginning of year	$ 17.51	$ 18.87	$ 17.65	$ 14.92	$ 14.87
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.04	$ 0.03	$ 0.07	$ 0.10
Net realized and unrealized gain (loss)	1.22	(0.79)	2.94	3.08	0.49 (2)
Total income (loss) from operations	$ 1.29	$ (0.75)	$ 2.97	$ 3.15	$ 0.59
Less Distributions
From net investment income	$ (0.03)	$ (0.05)	$ (0.08)	$ (0.07)	$ (0.04)
From net realized gain	(0.33)	(0.56)	(1.67)	(0.35)	(0.50)
Total distributions	$ (0.36)	$ (0.61)	$ (1.75)	$ (0.42)	$ (0.54)
Net asset value — End of year	$18.44	$17.51	$18.87	$17.65	$14.92
Total Return(3)	7.53%	(4.02)%	17.21%	21.60%	3.70%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 6,264	$ 6,830	$ 5,575	$ 3,205	$ 2,690
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.79%	1.81%	1.82%	1.86%	1.89%
Net expenses	1.74% (5)	1.76% (5)	1.80%	1.80%	1.80%
Net investment income	0.38%	0.20%	0.18%	0.44%	0.59%
Portfolio Turnover	97%	113%	87%	120%	109%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 29, 2024 and February 28, 2023).
14
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Financial Highlights — continued

	Class I
	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
		2023	2022	2021
Net asset value — Beginning of year	$ 18.18	$ 19.51	$ 18.15	$ 15.28	$ 15.18
Income (Loss) From Operations
Net investment income(1)	$ 0.25	$ 0.23	$ 0.24	$ 0.22	$ 0.27
Net realized and unrealized gain (loss)	1.28	(0.82)	3.03	3.17	0.50 (2)
Total income (loss) from operations	$ 1.53	$ (0.59)	$ 3.27	$ 3.39	$ 0.77
Less Distributions
From net investment income	$ (0.22)	$ (0.18)	$ (0.24)	$ (0.17)	$ (0.17)
From net realized gain	(0.33)	(0.56)	(1.67)	(0.35)	(0.50)
Total distributions	$ (0.55)	$ (0.74)	$ (1.91)	$ (0.52)	$ (0.67)
Net asset value — End of year	$ 19.16	$ 18.18	$ 19.51	$ 18.15	$ 15.28
Total Return(3)	8.67%	(3.12)%	18.45%	22.77%	4.74%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$247,151	$259,612	$247,117	$246,625	$157,271
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.79%	0.81%	0.82%	0.86%	0.89%
Net expenses	0.74% (5)	0.76% (5)	0.80%	0.80%	0.80%
Net investment income	1.39%	1.22%	1.18%	1.42%	1.60%
Portfolio Turnover	97%	113%	87%	120%	109%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 29, 2024 and February 28, 2023).
15
See Notes to Financial Statements.

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 29, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,
16

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Notes to Financial Statements — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended February 29, 2024 and February 28, 2023 was as follows:
	Year Ended February 29, 2024	Year Ended February 28, 2023
Ordinary income	$3,017,866	$3,514,028
Long-term capital gains	$4,809,013	$7,327,956
During the year ended February 29, 2024, distributable earnings was decreased by $1,748,221 and paid-in capital was increased by $1,748,221 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of February 29, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 744,276
Undistributed long-term capital gains	2,482,015
Net unrealized appreciation	40,900,142
Distributable earnings	$44,126,433
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$229,588,759
Gross unrealized appreciation	$ 45,443,267
Gross unrealized depreciation	(4,543,125)
Net unrealized appreciation	$ 40,900,142
17

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%
For the year ended February 29, 2024, the investment adviser and administration fee amounted to $1,761,135 or 0.65% of the Fund's average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended February 29, 2024, the investment adviser and administration fee paid was reduced by $4,106 relating to the Fund’s investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99%, 1.74% and 0.74% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2024. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $143,693 of the Fund's operating expenses for the year ended February 29, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 29, 2024, EVM earned $8,559 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,063 as its portion of the sales charge on sales of Class A shares for the year ended February 29, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 29, 2024 amounted to $42,697 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 29, 2024, the Fund paid or accrued to EVD $47,002 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 29, 2024 amounted to $15,667 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
18

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 29, 2024, the Fund was informed that EVD received $487 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $261,137,941 and $290,617,364, respectively, for the year ended February 29, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended February 29, 2024		Year Ended February 28, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	73,096	$ 1,318,350	335,312	$ 6,153,899
Issued to shareholders electing to receive payments of distributions in Fund shares	25,518	455,740	35,137	641,255
Redemptions	(293,924)	(5,278,932)	(507,527)	(9,215,818)
Net decrease	(195,310)	$ (3,504,842)	(137,078)	$ (2,420,664)
Class C
Sales	25,747	$ 449,092	218,428	$ 3,947,461
Issued to shareholders electing to receive payments of distributions in Fund shares	7,299	126,348	13,256	234,762
Redemptions	(83,532)	(1,457,165)	(136,989)	(2,437,965)
Net increase (decrease)	(50,486)	$ (881,725)	94,695	$ 1,744,258
Class I
Sales	4,099,808	$ 73,312,985	5,552,893	$ 102,171,175
Issued to shareholders electing to receive payments of distributions in Fund shares	403,280	7,238,879	543,169	9,961,724
Redemptions	(5,887,239)	(106,705,817)	(4,479,485)	(83,596,040)
Net increase (decrease)	(1,384,151)	$ (26,153,953)	1,616,577	$ 28,536,859
At February 29, 2024, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 47.8% of the value of the outstanding shares of the Fund.
19

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 29, 2024.
9  Affiliated  Investments
At February 29, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,227,553, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended February 29, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$511,009	$117,684,533	$(114,967,989)	$ —	$ —	$3,227,553	$140,931	3,227,553
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 29, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 267,261,348*	$ —	$ —	$ 267,261,348
Short-Term Investments	3,227,553	—	—	3,227,553
Total Investments	$ 270,488,901	$ —	$ —	$270,488,901
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
20

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 29, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
21

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended February 29, 2024, the Fund designates approximately $4,594,177, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2024, $3,828,005 or, if subsequently determined to be different, the net capital gain of such year.
22

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Management and Organization

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
23

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management 'Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
24

Eaton Vance
Focused Value Opportunities Fund
February 29, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn't jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
28

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
One Post Office Square
Boston, MA 02109
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305    2.29.24

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 10 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended February 28, 2023 and February 29, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/28/23	2/29/24
Audit Fees	$30,450	$30,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$32,625	$30,900

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/28/23	2/29/24
Audit Fees	$30,450	$30,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$32,625	$30,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (February 28/29, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/22	9/30/22	11/30/22	2/28/23	8/31/23	9/30/23	11/30/23	2/29/24
Audit Fees	$180,900	$105,450	$63,600	$60,900	$176,700	$116,300	$30,700	$61,800
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$9,000	$7,000	$4,350	$4,350	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$189,900	$112,450	$67,950	$65,250	$176,700	$116,300	$30,700	$61,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/22	9/30/22	11/30/22	2/28/23	8/31/23	9/30/23	11/30/23	2/29/24
Registrant(1)	$9,000	$7,000	$4,350	$4,350	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836	$52,836

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer
Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	April 22, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 22, 2024